UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8194

FINANCIAL INVESTORS TRUST

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: April 30

Date of reporting period: May 1, 2011 – July 31, 2011

Item 1. Schedule of Investments.

ALPS/Kotak India Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (95.05%)
Basic Materials (8.13%)
Chemicals (3.82%)
Asian Paints, Ltd.	650	$45,991
Gujarat State Fertilisers & Chemicals, Ltd.	5,600	50,820
United Phosphorus, Ltd.	10,725	40,244

		137,055

Iron & Steel (2.87%)
Jindal Steel & Power, Ltd.	3,846	50,959
Tata Steel, Ltd.	4,083	51,937

		102,896

Mining (1.44%)
Hindustan Zinc, Ltd.	16,040	51,450

TOTAL BASIC MATERIALS		291,401

Communications (3.81%)
Media (1.26%)
Jagran Prakashan, Ltd.	17,620	45,344

Telecommunications (2.55%)
Bharti Airtel, Ltd.	9,251	91,411

TOTAL COMMUNICATIONS		136,755

Consumer, Cyclical (5.86%)
Airlines (0.86%)
Jet Airways India, Ltd.(a)	3,047	30,790

Auto Manufacturers (1.70%)
Mahindra & Mahindra, Ltd.	2,900	47,184
Tata Motors, Ltd.	650	13,919

		61,103

Leisure Time (1.48%)
Bajaj Auto, Ltd.	1,594	52,942

Retail (0.91%)
Pantaloon Retail India, Ltd.	4,293	32,524

Textiles (0.91%)
Raymond, Ltd.	3,812	32,743

TOTAL CONSUMER, CYCLICAL		210,102

Consumer, Non-cyclical (17.49%)
Agriculture (4.04%)
ITC, Ltd.	30,780	144,844

Beverages (1.03%)
United Spirits, Ltd.	1,600	36,941

	Shares	Value (Note 1)
Commercial Services (1.35%)
Gujarat Pipavav Port, Ltd.(a)	30,058	$48,213

Food (2.01%)
GlaxoSmithKline Consumer Healthcare, Ltd.	665	36,385
Shree Renuka Sugars, Ltd.	22,380	35,510

		71,895

Household Products & Wares (2.11%)
Godrej Consumer Products, Ltd.	4,022	39,769
Hindustan Unilever, Ltd.	4,900	35,935

		75,704

Pharmaceuticals (6.95%)
Divi’s Laboratories, Ltd.	3,010	56,060
Dr Reddy’s Laboratories, Ltd.	2,373	85,323
Lupin, Ltd.	6,381	65,611
Strides Arcolab, Ltd.	4,967	42,137

		249,131

TOTAL CONSUMER, NON-CYCLICAL		626,728

Diversified (0.97%)
Holding Companies-Divers (0.97%)
Sintex Industries, Ltd.	8,786	34,918

TOTAL DIVERSIFIED		34,918

Energy (7.58%)
Oil & Gas (7.58%)
Hindustan Petroleum Corp., Ltd.	7,300	63,394
Oil & Natural Gas Corp., Ltd.	8,715	53,117
Reliance Industries, Ltd.	8,295	155,131

		271,642

TOTAL ENERGY		271,642

Financials (25.68%)
Banks (19.38%)
Allahabad Bank	15,310	69,724
Axis Bank, Ltd.	1,920	58,005
Bank of Baroda	2,450	48,638
HDFC Bank, Ltd.	10,815	119,088
ICICI Bank, Ltd.	7,509	175,629
IndusInd Bank, Ltd.	8,380	51,280
State Bank of India	1,089	57,678
Union Bank of India	9,282	60,523
Yes Bank, Ltd.	7,733	54,199

		694,764

Diversified Financial Services (5.22%)
Bajaj Finance, Ltd.	3,119	49,283
Housing Development Finance Corp.	4,735	73,685
IFCI, Ltd.	28,880	29,437
Power Finance Corp., Ltd.	8,300	34,632

		187,037

	Shares	Value (Note 1)
Real Estate (1.08%)
Phoenix Mills, Ltd.	8,026	$38,523

TOTAL FINANCIALS		920,324

Industrials (10.68%)
Building Materials (1.40%)
Shree Cement, Ltd.	1,250	50,330

Electrical Components & Equipment (2.95%)
Bharat Heavy Electricals, Ltd.	1,269	52,783
Exide Industries, Ltd.	15,000	52,768

		105,551

Engineering & Construction (3.64%)
Larsen & Toubro, Ltd.	3,346	130,441

Machinery Diversified (1.70%)
Greaves Cotton, Ltd.	12,597	25,855
Thermax, Ltd.	2,715	35,134

		60,989

Packaging & Containers (0.99%)
Ess Dee Aluminium, Ltd.	4,293	35,469

TOTAL INDUSTRIALS		382,780

Technology (13.03%)
Computers (10.53%)
Infosys Technologies, Ltd.	2,776	174,015
Redington India, Ltd.	18,668	41,089
Tata Consultancy Services, Ltd.	6,302	162,140

		377,244

Software (2.50%)
HCL Technologies, Ltd.	3,817	41,895
Oracle Financial Services Software, Ltd.(a)	1,000	47,788

		89,683

TOTAL TECHNOLOGY		466,927

Utilities (1.82%)
Electric (0.88%)
NTPC, Ltd.	7,950	31,634

Oil & Gas (0.94%)
GAIL India, Ltd.	3,219	33,588

TOTAL UTILITIES		65,222

TOTAL COMMON STOCKS (Cost $3,357,781)		3,406,799

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (0.34%)
Money Market Fund (0.34%)
Dreyfus Cash Advantage Fund, Institutional Class	0.094%	12,299	$12,299

TOTAL SHORT TERM INVESTMENTS (Cost $12,299)			12,299

TOTAL INVESTMENTS (95.39%) (Cost $3,370,080)			$3,419,098

Other Assets In Excess Of Liabilities (4.61%)			165,166

NET ASSETS (100.00%)			$3,584,264

(a) Non Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS/Red Rocks Listed Private Equity Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (99.20%)
Communications (4.93%)
Internet (3.60%)
Internet Capital Group, Inc.(a)	282,100	$3,117,205
Safeguard Scientifics, Inc.(a)	201,700	3,672,957

		6,790,162

Telecommunications (1.33%)
Softbank Corp.	64,400	2,517,945

TOTAL COMMUNICATIONS		9,308,107

Consumer, Non-cyclical (2.14%)
Food (2.14%)
Orkla ASA	428,000	4,030,162

TOTAL CONSUMER, NON-CYCLICAL		4,030,162

Diversified (14.85%)
Holding Companies-Diversified Operations (14.85%)
Ackermans & van Haaren N.V.	51,700	4,581,342
Aker ASA, Class A	148,500	3,930,177
HAL Trust	28,864	3,792,874
Leucadia National Corp.	152,700	5,141,409
Remgro, Ltd.	153,000	2,534,127
Schouw & Co.	103,593	2,597,392
Wendel Investissement	47,250	5,452,550

		28,029,871

TOTAL DIVERSIFIED		28,029,871

Financials (76.57%)
Closed-End Funds (26.47%)
AP Alternative Assets LP	455,481	5,584,197
ARC Capital Holdings, Ltd.(a)	2,179,000	2,246,985
Candover Investments PLC(a)	176,000	1,682,085
Castle Private Equity, Ltd.(a)	157,666	1,742,830
Conversus Capital LP	335,000	8,006,500
Electra Private Equity PLC(a)	240,500	6,517,605
Graphite Enterprise Trust PLC	522,906	3,364,616
HBM BioVentures AG, Class A(a)	52,600	3,321,543
HgCapital Trust PLC(a)	57,020	141,675
HgCapital Trust PLC	184,582	3,302,491
Pantheon International Participations PLC(a)	129,000	1,503,398
Pantheon International Participations PLC(a)	78,350	908,609
Princess Private Equity Holding, Ltd.	471,000	4,466,764
Standard Life European Private Equity Trust PLC	60,671	164,191

	Shares	Value (Note 1)
Closed-End Funds (continued)
SVG Capital PLC(a)	1,620,000	$7,004,169

		49,957,658

Diversified Financial Services (19.80%)
Blackstone Group LP	558,900	9,283,329
GP Investments, Ltd.(a)	1,115,000	3,494,148
Intermediate Capital Group PLC	858,000	3,750,458
KKR & Co. LP	584,216	8,558,764
Onex Corp.	232,600	8,720,218
Partners Group Holding AG	18,705	3,562,518

		37,369,435

Insurance (1.01%)
Power Corp. of Canada	71,500	1,897,038

Investment Companies (6.38%)
China Merchants China Direct Investments, Ltd.	157,900	268,240
Investor AB, Class B	128,000	2,789,331
LMS Capital PLC(a)	1,777,446	1,852,661
Ratos AB, B Shares	293,343	5,343,343
RHJ International SA(a)	57,045	382,792
THL Credit, Inc.	112,353	1,408,907

		12,045,274

Private Equity (20.87%)
3i Group PLC	1,698,000	7,477,978
Altamir Amboise(a)	337,099	3,598,939
American Capital, Ltd.(a)	242,800	2,347,876
Apollo Global Management LLC, Class A	321,487	5,564,940
Aurelius AG	19,812	854,039
Bure Equity AB(a)	364,000	1,758,846
Deutsche Beteiligungs AG	79,799	2,118,410
Eurazeo	128,623	8,776,135
GIMV N.V.	77,751	4,745,901
IP Group PLC(a)	1,348,349	1,018,090
Marfin Investment Group SA(a)	1,742,535	1,126,736

		39,387,890

Real Estate (1.95%)
Brookfield Asset Management, Inc., Class A	117,000	3,689,010

Real Estate Investment Trusts (REITS) (0.09%)
ANF Immobilier	3,729	176,821

TOTAL FINANCIALS		144,523,126

	Shares	Value (Note 1)
Industrials (0.71%)
Miscellaneous Manufacturers (0.71%)
Fosun International, Ltd.	1,641,000	$1,339,119

TOTAL INDUSTRIALS		1,339,119

TOTAL COMMON STOCKS (Cost $158,320,745)		187,230,385

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (0.60%)
Money Market Fund (0.60%)
Dreyfus Treasury Prime Cash Management, Investor Shares	0.00004%	1,127,861	1,127,861

TOTAL SHORT TERM INVESTMENTS (Cost $1,127,861)			1,127,861

TOTAL INVESTMENTS (99.80%) (Cost $159,448,606)			$188,358,246

Other Assets In Excess Of Liabilities (0.20%)			376,061

NET ASSETS (100.00%)			$188,734,307

(a) Non-Income Producing Security.

Common Abbreviations:

AB -	Aktiebolag is the Swedish equivalent of the term corporation.
AG -	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA -	Allmennaksjeselskap is the Norwegian term for a public company.
LLC -	Limited Liability Company.
LP -	Limited Partnership.
Ltd. -	Limited.
N.V. -	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC -	Public Limited Company.
SA -	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

ALPS/WMC Value Intersection Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (98.60%)
Consumer Discretionary (9.72%)
Automobiles & Components (2.46%)
Ford Motor Co.(a)	55,200	$673,992
General Motors Co.(a)	14,800	409,664
TRW Automotive Holdings Corp.(a)	13,700	691,439

		1,775,095

Consumer Durables & Apparel (1.27%)
PVH Corp.	7,040	503,712
Whirlpool Corp.	5,900	408,457

		912,169

Consumer Services (0.61%)
Carnival Corp.	13,100	436,230

Media (2.21%)
CBS Corp., Class B	20,320	556,158
News Corp., Class A	41,500	664,830
Time Warner Cable, Inc.	5,039	369,409

		1,590,397

Retailing (3.17%)
Abercrombie & Fitch Co., Class A	9,900	723,888
Guess?, Inc.	15,290	582,855
Lowe’s Cos., Inc.	18,400	397,072
TJX Cos., Inc.	10,550	583,415

		2,287,230

TOTAL CONSUMER DISCRETIONARY		7,001,121

Consumer Staples (7.97%)
Food & Staples Retailing (0.42%)
Wal-Mart Stores, Inc.	5,660	298,339

Food Beverage & Tobacco (5.50%)
Altria Group, Inc.	34,600	909,980
Constellation Brands, Inc., Class A(a)	25,980	529,732
Dr Pepper Snapple Group, Inc.	14,800	558,848
Lorillard, Inc.	8,990	954,918
Philip Morris International, Inc.	14,225	1,012,393

		3,965,871

Household & Personal Products (2.05%)
Energizer Holdings, Inc.(a)	7,650	616,896
Kimberly-Clark Corp.	13,200	862,752

		1,479,648

TOTAL CONSUMER STAPLES		5,743,858

	Shares	Value (Note 1)
Energy (13.95%)
Energy (13.95%)
Anadarko Petroleum Corp.	13,200	$1,089,792
Baker Hughes, Inc.	12,000	928,560
Chesapeake Energy Corp.	21,500	738,525
Chevron Corp.	27,519	2,862,526
Exxon Mobil Corp.	12,564	1,002,482
Hess Corp.	11,100	761,016
Marathon Oil Corp.	24,700	764,959
Marathon Petroleum Corp.(a)	12,350	540,806
Occidental Petroleum Corp.	13,900	1,364,702

TOTAL ENERGY		10,053,368

Financials (24.76%)
Banks (6.59%)
BB&T Corp.	27,610	709,025
PNC Financial Services Group, Inc.	13,400	727,486
US Bancorp	43,270	1,127,616
Wells Fargo & Co.	78,200	2,184,908

		4,749,035

Diversified Financials (11.48%)
Ameriprise Financial, Inc.	20,400	1,103,640
Bank of America Corp.	162,862	1,581,390
BlackRock, Inc.	1,900	339,074
The Goldman Sachs Group, Inc.	9,880	1,333,504
Invesco, Ltd.	28,200	625,476
JPMorgan Chase & Co.	55,900	2,261,155
The NASDAQ OMX Group, Inc.(a)	23,020	554,091
SLM Corp.	30,500	475,495

		8,273,825

Insurance (5.46%)
ACE, Ltd.	15,300	1,024,794
Allied World Assurance Co. Holdings, Ltd.	8,900	484,605
Hartford Financial Services Group, Inc.	34,860	816,421
MetLife, Inc.	14,000	576,940
Prudential Financial, Inc.	11,400	668,952
Unum Group	14,800	360,972

		3,932,684

Real Estate (1.23%)
Forest City Enterprises, Inc., Class A(a)	49,100	884,291

TOTAL FINANCIALS		17,839,835

Health Care (14.91%)
Health Care Equipment & Services (4.13%)
Aetna, Inc.	17,400	721,926
Covidien PLC	10,600	538,374
McKesson Corp.	6,800	551,616

	Shares	Value (Note 1)
Health Care Equipment & Services (continued)
UnitedHealth Group, Inc.	23,500	$1,166,305

		2,978,221

Pharmaceuticals, Biotechnology & Life Sciences (10.78%)
Agilent Technologies, Inc.(a)	13,560	571,690
Amgen, Inc.	17,950	981,865
Forest Laboratories, Inc.(a)	11,228	416,110
Gilead Sciences, Inc.(a)	8,700	368,532
Merck & Co., Inc.	48,910	1,669,298
Pfizer, Inc.	108,123	2,080,286
Thermo Fisher Scientific, Inc.(a)	15,110	907,960
Watson Pharmaceuticals, Inc.(a)	11,500	771,995

		7,767,736

TOTAL HEALTH CARE		10,745,957

Industrials (7.91%)
Capital Goods (6.94%)
3M Co.	5,980	521,097
The Boeing Co.	4,900	345,303
Caterpillar, Inc.	8,200	810,078
Dover Corp.	12,670	766,155
Joy Global, Inc.	5,600	525,952
Northrop Grumman Corp.	10,400	629,304
Parker Hannifin Corp.	8,070	637,691
United Technologies Corp.	9,200	762,128

		4,997,708

Commercial Services & Supplies (0.54%)
Towers Watson & Co., Class A	6,400	391,360

Transportation (0.43%)
Delta Air Lines, Inc.(a)	39,800	314,022

TOTAL INDUSTRIALS		5,703,090

Information Technology (8.33%)
Semiconductors & Semiconductor Equipment (1.23%)
Avago Technologies, Ltd.	10,900	366,567
Xilinx, Inc.	16,100	516,810

		883,377

Software & Services (5.97%)
Accenture PLC, Class A	20,980	1,240,757
eBay, Inc.(a)	28,800	943,200
Oracle Corp.	18,780	574,293
Solera Holdings, Inc.	10,050	561,594
Teradata Corp.(a)	10,200	560,592
The Western Union Co.	21,680	420,809

		4,301,245

Technology Hardware & Equipment (1.13%)
Apple, Inc.(a)	2,090	816,103

TOTAL INFORMATION TECHNOLOGY		6,000,725

	Shares	Value (Note 1)
Materials (3.06%)
Materials (3.06%)
The Dow Chemical Co.	28,000	$976,360
Freeport-McMoRan Copper & Gold, Inc.	7,200	381,312
The Mosaic Co.	6,520	461,094
Valspar Corp.	11,700	384,579

TOTAL MATERIALS		2,203,345

Telecommunication Services (2.04%)
Telecommunication Services (2.04%)
AT&T, Inc.	29,915	875,313
Sprint Nextel Corp.(a)	139,860	591,608

TOTAL TELECOMMUNICATION SERVICES		1,466,921

Utilities (5.95%)
Utilities (5.95%)
NextEra Energy, Inc.	15,610	862,453
Northeast Utilities	25,930	881,620
PG&E Corp.	20,810	862,158
UGI Corp.	25,400	769,620
Xcel Energy, Inc.	38,070	913,680

TOTAL UTILITIES		4,289,531

TOTAL COMMON STOCKS (Cost $61,558,739)		71,047,751

EXCHANGE TRADED FUNDS (1.20%)
Equity Fund (1.20%)
iShares Russell 1000 Value Index Fund	13,170	863,952

TOTAL EXCHANGE TRADED FUNDS (Cost $847,861)		863,952

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (0.41%)
Money Market Fund (0.41%)
Fidelity Institutional Money Market - Portfolio - Class I	0.117%	293,544	293,544

TOTAL SHORT TERM INVESTMENTS (Cost $293,544)			293,544

Value (Note 1)
TOTAL INVESTMENTS (100.21%) (Cost $62,700,144)	$72,205,247

Liabilities In Excess Of Other Assets (-0.21%)	(150,353)

NET ASSETS (100.00%)	$72,054,894

(a)     Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Clough China Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (88.57%)
Consumer Discretionary (22.78%)
Automobiles (4.61%)
Brilliance China Automotive Holdings, Ltd.(a)	2,098,000	$2,668,858
Great Wall Motor Co., Ltd., Class H	1,193,500	1,801,563

		4,470,421

Hotels, Restaurants & Leisure (0.82%)
MGM China Holdings, Ltd.(a)	358,400	800,149

Household Durables (1.59%)
China Overseas Grand Oceans Group, Ltd.	989,000	1,432,852
Man Wah Holdings, Ltd.	117,794	106,892

		1,539,744

Multiline Retail (3.00%)
Golden Eagle Retail Group, Ltd.	627,000	1,545,893
Lifestyle International Holdings, Ltd.	419,000	1,368,385

		2,914,278

Specialty Retail (9.37%)
Belle International Holdings, Ltd.	763,000	1,665,428
Giordano International, Ltd.	1,262,000	961,298
Hengdeli Holdings, Ltd.	892,000	441,654
Oriental Watch Holdings	1,605,600	1,308,212
SA SA International Holdings, Ltd.	5,942,000	4,706,864

		9,083,456

Textiles, Apparel & Luxury Goods (3.39%)
China Lilang, Ltd.	736,000	1,011,830
Prada SpA(a)	174,600	1,064,122
Trinity, Ltd.	1,092,000	1,210,864

		3,286,816

TOTAL CONSUMER DISCRETIONARY		22,094,864

Consumer Staples (6.46%)
Food & Staples Retailing (3.11%)
China Resources Enterprise, Ltd.	438,000	1,898,932
Wumart Stores, Inc., Class H	444,000	1,111,745

		3,010,677

Food Products (2.85%)
Shenguan Holdings Group, Ltd.	3,520,600	2,253,681

	Shares	Value (Note 1)
Food Products (continued)
Want Want China Holdings, Ltd.	573,000	$509,916

		2,763,597

Personal Products (0.50%)
Magic Holdings International, Ltd.(a)	927,000	487,731

TOTAL CONSUMER STAPLES		6,262,005

Energy (5.14%)
Oil, Gas & Consumable Fuels (5.14%)
China Petroleum & Chemical Corp., Class H	2,059,000	2,039,569
China Shenhua Energy Co., Ltd., Class H	587,500	2,945,781

		4,985,350

TOTAL ENERGY		4,985,350

Financials (18.88%)
Commercial Banks (11.61%)
Bank of China, Ltd., Class H	7,079,300	3,258,363
China Construction Bank Corp., Class H	1,574,080	1,266,656
Industrial & Commercial Bank of China, Class H	8,862,967	6,730,908

		11,255,927

Diversified Financial Services (1.00%)
Hong Kong Exchanges and Clearing, Ltd.	47,200	973,708

Insurance (4.62%)
China Life Insurance Co., Ltd., Class H	1,059,000	3,531,798
Ping An Insurance Group Co. of China, Ltd., Class H	97,000	943,326

		4,475,124

Real Estate Management & Development (1.65%)
China Overseas Land & Investment, Ltd.	610,000	1,365,899
Hopefluent Group Holdings, Ltd.	580,000	238,199

		1,604,098

TOTAL FINANCIALS		18,308,857

Industrials (8.40%)
Airlines (1.01%)
Air China, Ltd., Class H	922,000	975,312

Commercial Services & Supplies (1.95%)
China Everbright International, Ltd.	4,958,000	1,890,958

	Shares	Value (Note 1)
Construction & Engineering (4.15%)
China State Construction International Holdings, Ltd.	4,021,360	$4,027,784

Industrial Conglomerates (1.29%)
Hutchison Whampoa, Ltd.	107,000	1,246,440

TOTAL INDUSTRIALS		8,140,494

Information Technology (11.23%)
Communications Equipment (2.71%)
VTech Holdings, Ltd.	224,800	2,628,116

Computers & Peripherals (1.61%)
Lenovo Group, Ltd.	2,456,000	1,558,636

Internet Software & Services (4.93%)
Tencent Holdings, Ltd.	184,100	4,779,348

Software (1.98%)
Kingdee International Software Group Co., Ltd.	2,479,200	1,453,690
Kingsoft Corp., Ltd.	718,000	471,782

		1,925,472

TOTAL INFORMATION TECHNOLOGY		10,891,572

Materials (4.57%)
Construction Materials (3.37%)
Asia Cement China Holdings Corp.	2,104,000	1,856,353
TCC International Holdings, Ltd.	2,158,000	1,410,913

		3,267,266

Metals & Mining (1.20%)
Zhaojin Mining Industry Co., Ltd., Class H	586,000	1,166,481

TOTAL MATERIALS		4,433,747

Telecommunication Services (9.18%)
Diversified Telecommunication (4.48%)
China Telecom Corp., Ltd., Class H	6,628,000	4,342,440

Wireless Telecommunication Services (4.70%)
China Mobile, Ltd.	409,900	4,078,031
SmarTone Telecommunications Holdings, Ltd.	312,000	481,766

		4,559,797

TOTAL TELECOMMUNICATION SERVICES		8,902,237

	Shares	Value (Note 1)
Utilities (1.93%)
Independent Power Producers & Energy Traders (1.93%)
China Longyuan Power Group Corp., Class H	927,000	$803,390
China Resources Power Holdings Co., Ltd.	550,000	1,070,862

		1,874,252

TOTAL UTILITIES		1,874,252

TOTAL COMMON STOCKS (Cost $73,802,643)		85,893,378

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (3.81%)
Money Market Fund (3.81%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	3,693,427	3,693,427

TOTAL SHORT TERM INVESTMENTS (Cost $3,693,427)			3,693,427

TOTAL INVESTMENTS (92.38%) (Cost $77,496,070)			$89,586,805

Other Assets In Excess Of Liabilities (7.62%)			7,394,750

NET ASSETS (100.00%)			$96,981,555

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

SpA - Societá Per Azioni is an Italian shared company.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

JEFFERIES ASSET MANAGEMENT COMMODITY STRATEGY ALLOCATION FUND
CONSOLIDATED STATEMENT of INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (32.20%)
Australia (0.76%)
Fortescue Metals Group, Ltd.	4,308	$29,864
Incitec Pivot, Ltd.	40,132	174,151
Newcrest Mining, Ltd.	4,365	189,658
Nufarm, Ltd.(a)	134,092	639,340

		1,033,013

Bermuda (0.89%)
Bunge, Ltd.	3,505	241,179
Energy XXI (Bermuda), Ltd.(a)	7,714	253,096
Sinofert Holdings, Ltd.	1,913,998	724,465

		1,218,740

Brazil (0.11%)
Vale SA, ADR	4,682	151,884

Canada (5.54%)
Advantage Oil & Gas, Ltd.(a)	18,488	128,484
Agrium, Inc.	3,880	339,533
Anderson Energy Ltd.(a)	3,950	3,225
Angle Energy, Inc.(a)	7,108	71,344
Bankers Petroleum, Ltd.(a)	27,558	173,058
Birchcliff Energy, Ltd.(a)	13,927	202,320
BNK Petroleum, Inc.(a)	2,255	10,172
Cameco Corp.	4,256	113,187
Celtic Exploration, Ltd.(a)	7,988	201,654
Cequence Energy, Ltd.(a)	1,573	6,915
Corridor Resources, Inc.(a)	9,934	31,503
Crew Energy, Inc.(a)	9,146	145,501
Daylight Energy, Ltd.	23,255	222,948
Delphi Energy Corp.(a)	12,308	30,788
Galleon Energy, Inc.(a)	7,383	26,504
Inmet Mining Corp.	369	25,486
Ivanhoe Mines, Ltd.(a)	1,949	51,038
Legacy Oil + Gas, Inc.(a)	12,719	150,559
Midway Energy, Ltd.(a)	7,004	32,768
New Gold, Inc.(a)	70,049	757,346
Paramount Resources, Ltd., Class A(a)	3,681	129,063
Potash Corp. of Saskatchewan, Inc.	42,703	2,465,328
Silver Wheaton Corp.	2,376	85,570
Southern Pacific Resource Corp.(a)	7,957	13,658
Suncor Energy, Inc.	4,796	183,819
Talisman Energy, Inc.	3,131	57,020
Teck Resources, Ltd., Class B	16,554	820,207
TransCanada Corp.	3,380	141,999
TransGlobe Energy Corp.(a)	7,816	83,850
Twin Butte Energy, Ltd.(a)	13,800	36,253
Viterra, Inc.	72,860	825,104
Westfire Energy, Ltd.(a)	831	6,088

		7,572,292

	Shares	Value (Note 1)
Chile (0.16%)
Sociedad Quimica y Minera de Chile SA, ADR	3,435	$220,939

China (0.68%)
China BlueChemical, Ltd., Class H	982,252	765,007
China Shenhua Energy Co., Ltd., Class H	10,421	52,347
Jiangxi Copper Co., Ltd., Class H	4,448	15,666
PetroChina Co., Ltd., Class H	64,409	91,237

		924,257

France (0.28%)
Total SA	6,892	374,141

Germany (0.21%)
K+S AG	3,534	283,201

Hong Kong (0.08%)
CNOOC, Ltd.	48,816	109,110

Israel (0.35%)
Israel Chemicals, Ltd.	10,510	178,149
The Israel Corp., Ltd.	278	303,856

		482,005

Italy (0.30%)
Eni SpA	19,004	414,519

Japan (0.19%)
Inpex Corp.	30	233,422
Sumitomo Metal Mining Co., Ltd.	1,741	30,914

		264,336

Luxembourg (0.05%)
Evraz Group SA, GDR(a)(b)	394	13,160
Tenaris SA, ADR	1,217	53,791

		66,951

Mauritius (0.30%)
Golden Agri-Resources, Ltd.	684,310	414,871

Mexico (0.03%)
Grupo Mexico SAB de CV, Series B	11,116	41,008

Netherlands (0.71%)
CNH Global N.V.(a)	646	24,638
Nutreco Holding N.V.	8,215	572,503
Schlumberger, Ltd.	4,148	374,855

		971,996

Norway (0.42%)
Norsk Hydro ASA	45,868	328,146
Yara International ASA	4,380	251,038

		579,184

Russia (0.86%)
Gazprom OAO, ADR(a)	54,793	788,471

	Shares	Value (Note 1)
Russia (continued)
LUKOIL OAO, ADR	1,311	$87,575
Mechel Steel Group, ADR	451	11,221
MMC Norilsk Nickel, ADR(a)	2,634	70,433
Rosneft Oil Co., GDR(b)	5,012	42,752
Uralkali, GDR(a)(b)	3,602	177,435

		1,177,887

South Africa (0.34%)
Gold Fields, Ltd.	25,486	395,084
Sasol, Ltd.	1,457	73,232

		468,316

Spain (0.63%)
Repsol YPF SA	27,358	865,822

Switzerland (1.72%)
Syngenta AG(a)	4,882	1,569,336
Transocean, Ltd.	12,786	787,106

		2,356,442

United Kingdom (2.10%)
Anglo American PLC	4,121	196,167
Antofagasta PLC	1,203	27,843
BG Group PLC	10,395	246,387
BHP Billiton PLC	6,952	259,379
Kazakhmys PLC	32,392	716,726
Lonmin PLC	26,090	543,881
Rio Tinto PLC	4,809	339,429
Royal Dutch Shell PLC, Class A	10,916	401,543
Xstrata PLC	6,263	133,182

		2,864,537

United States (15.49%)
Abraxas Petroleum Corp.(a)	8,997	41,296
AGCO Corp.(a)	2,283	108,260
Alcoa, Inc.	50,878	749,433
Allegheny Technologies, Inc.	308	17,923
Anadarko Petroleum Corp.	10,499	866,797
Apache Corp.	1,117	138,195
Approach Resources, Inc.(a)	1,884	48,909
Archer-Daniels-Midland Co.	31,456	955,633
Baker Hughes, Inc.	1,322	102,296
Berry Petroleum Co., Class A	5,041	289,101
Bill Barrett Corp.(a)	5,254	261,439
Brigham Exploration Co.(a)	10,358	329,384
Callon Petroleum Co.(a)	876	6,106
Cameron International Corp.(a)	3,936	220,180
Carrizo Oil & Gas, Inc.(a)	3,972	152,525
CF Industries Holdings, Inc.	1,727	268,238
Chesapeake Energy Corp.	5,996	205,963
Chevron Corp.	11,708	1,217,866
Clayton Williams Energy, Inc.(a)	673	44,633
Cliffs Natural Resources, Inc.	436	39,162
Coeur d’Alene Mines Corp.(a)	24,705	674,199
Comstock Resources, Inc.(a)	5,304	169,198
ConocoPhillips	4,529	326,043
Consol Energy, Inc.	692	37,091

	Shares	Value (Note 1)
United States (continued)
Contango Oil & Gas Co.(a)	1,460	$92,097
Corn Products International, Inc.	1,852	94,248
Deere & Co.	21,566	1,693,147
Devon Energy Corp.	3,068	241,452
Endeavour International Corp.(a)	453	5,681
Energy Partners, Ltd.(a)	4,108	69,877
EOG Resources, Inc.	1,295	132,090
Exxon Mobil Corp.	29,483	2,352,449
Freeport-McMoRan Copper & Gold, Inc.	3,058	161,952
FX Energy, Inc.(a)	1,174	11,223
GeoResources, Inc.(a)	1,597	40,755
GMX Resources, Inc.(a)	1,163	5,641
Gran Tierra Energy, Inc.(a)	26,391	183,959
Gulfport Energy Corp.(a)	3,211	117,073
Halliburton Co.	2,784	152,368
Harvest Natural Resources, Inc.(a)	3,816	52,279
Hecla Mining Co.(a)	93,142	723,713
Hess Corp.	913	62,595
Houston American Energy Corp.	2,028	33,381
Hyperdynamics Corp.(a)	12,832	68,010
International Paper Co.	8,102	240,629
Intrepid Potash, Inc.(a)	1,146	38,104
Magnum Hunter Resources Corp.(a)	6,291	45,169
Marathon Oil Corp.	26,553	822,346
Marathon Petroleum Corp.(a)	1,649	72,210
McMoRan Exploration Co.(a)	12,053	202,973
Monsanto Co.	26,316	1,933,700
The Mosaic Co.	3,943	278,849
National Oilwell Varco, Inc.	11,154	898,678
Newfield Exploration Co.(a)	1,217	82,050
Noble Energy, Inc.	1,088	108,452
Northern Oil and Gas, Inc.(a)	4,952	109,637
Occidental Petroleum Corp.	2,476	243,094
Peabody Energy Corp.	826	47,470
Penn Virginia Corp.	5,228	68,591
Petroleum Development Corp.(a)	2,655	96,430
PetroQuest Energy, Inc.(a)	6,327	51,439
Quicksilver Resources, Inc.(a)	13,255	187,558
Rex Energy Corp.(a)	3,656	40,472
Rosetta Resources, Inc.(a)	5,933	307,151
Southern Copper Corp.	554	18,925
Southwestern Energy Co.(a)	1,057	47,100
Stone Energy Corp.(a)	5,446	176,777
Swift Energy Co.(a)	4,720	179,832
Toreador Resources Corp.(a)	2,583	9,660
VAALCO Energy, Inc.(a)	6,391	42,564
Valero Energy Corp.	29,623	744,130
Vanguard Natural Resources LLC	2,735	83,500
Venoco, Inc.(a)	2,400	30,504
W&T Offshore, Inc.	3,970	107,587
Warren Resources, Inc.(a)	7,978	32,470
Weyerhaeuser Co.	10,843	216,752

	Shares	Value (Note 1)
United States (continued)
The Williams Co., Inc.	1,794	$56,870

		21,185,533

TOTAL COMMON STOCKS (Cost $43,278,102)		44,040,984
EXCHANGE TRADED FUNDS (5.35%)
iShares Gold Trust(a)	276,478	4,387,706
SPDR Gold Trust(a)	18,476	2,926,783

TOTAL EXCHANGE TRADED FUNDS (Cost $6,524,750)		7,314,489

WARRANT (0.00%)(c)
Canada (0.00%)(c)
Kinross Gold Corp., strike price $21.30, Expires 9/17/14(a)	19	49

TOTAL WARRANT (Cost $69)		49
	Principal Amount	Value (Note 1)
GOVERNMENT BONDS (60.23%)
U.S. Treasury Bonds (60.23%)
United States Treasury Inflation Indexed Bonds
3.375%, 1/15/12	$807,606	821,045
2.000%, 4/15/12	1,391,738	1,417,399
0.625%, 4/15/13	30,570,540	31,590,343
1.875%, 7/15/13	2,189,614	2,333,819
2.000%, 1/15/14	19,154,065	20,792,638
1.250%, 4/15/14	10,035,064	10,735,953
2.000%, 7/15/14	9,199,178	10,124,846
1.625%, 1/15/15	2,029,222	2,230,876
0.500%, 4/15/15	1,845,278	1,955,419
1.875%, 7/15/15	336,847	377,268

		82,379,606

TOTAL GOVERNMENT BONDS (Cost $81,874,741)		82,379,606

7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (1.91%)
Money Market Fund (1.91%)
Dreyfus Treasury Prime Cash Management, Investor Shares, 0.00004%	2,619,473	2,619,473

TOTAL SHORT TERM INVESTMENTS (Cost $2,619,473)		2,619,473

TOTAL INVESTMENTS (99.69%) (Cost $134,297,135)		$136,354,601

Other Assets In Excess Of Liabilities - (0.31%)		428,505
NET ASSETS - 100.00%		$136,783,106

(a)	Non Income Producing Security.
(b)

These securities initially sold to other parties pursuant to Regulation S under the 1933 Act and subsequently resold to the Fund. At period end, the aggregate market value of those securities was $233,347, representing 0.17% of the Fund’s net assets.

(c)	Less than 0.005%.

Common Abbreviations:

ADR - American Depositary Receipt.
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA - Allmennaksjeselskap is the Norwegian term for public limited company.
GDR - Global Depositary Receipt.
LLC - Limited Liability Company.
Ltd.- Limited.
N.V. - Naamloze Vennootschap is the Dutch term for public limited liability corporation.
OAO - Otkrytoe Aktsionernoe Obschestvo is a Russian term meaning Open Joint Stock Corporation.
PLC - Public Limited Co.
SA - Generally designated corporations in various countries, mostly those employing the civil law.
SAB de CV - A variable capital company.
SpA - Societá Per Azioni is an Italian shared company.

See Notes to Quarterly Statement of Investments.

RiverFront Long-Term Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (35.71%)
Basic Materials (1.60%)
Chemicals (0.37%)
Sensient Technologies Corp.	7,573	$281,110

Forest Products & Paper (0.61%)
MeadWestvaco Corp.	14,811	461,215

Iron & Steel (0.62%)
Steel Dynamics, Inc.	29,607	462,461

TOTAL BASIC MATERIALS		1,204,786

Communications (3.64%)
Advertising (0.59%)
Omnicom Group, Inc.	9,392	440,673

Internet (0.69%)
VeriSign, Inc.	16,658	519,896

Media (0.67%)
Time Warner Cable, Inc.	6,933	508,258

Telecommunications (1.69%)
Anixter International, Inc.	5,675	354,234
QUALCOMM, Inc.	10,094	552,949
Verizon Communications, Inc.	10,450	368,780

		1,275,963

TOTAL COMMUNICATIONS		2,744,790

Consumer, Cyclical (4.19%)
Hotels, Restaurants & Leisure (1.19%)
Darden Restaurants, Inc.	7,211	366,319
Penn National Gaming, Inc.(a)	12,627	529,450

		895,769

Leisure Equipment & Products (0.76%)
Hasbro, Inc.	14,450	571,642

Leisure Time (0.29%)
WMS Industries, Inc.(a)	7,933	218,713

Multiline Retail (0.90%)
Dollar Tree, Inc.(a)	10,299	682,103

Retail (1.05%)
The Gap, Inc.	14,098	271,950
McDonald’s Corp.	5,987	517,756

		789,706

TOTAL CONSUMER, CYCLICAL		3,157,933

	Shares	Value (Note 1)
Consumer, Non-cyclical (5.33%)
Chemicals (0.36%)
The Scotts Miracle-Gro Co., Class A	5,414	$273,190

Commercial Services (1.10%)
Iron Mountain, Inc.	18,048	570,858
Moody’s Corp.	7,199	256,356

		827,214

Commercial Services & Supplies (0.39%)
Manpower, Inc.	5,760	290,995

Health Care Providers & Services (2.06%)
CareFusion Corp.(a)	22,007	580,765
Henry Schein, Inc.(a)	7,934	527,294
PSS World Medical, Inc.(a)	18,739	448,424

		1,556,483

Healthcare Products (0.52%)
Hologic, Inc.(a)	20,931	388,689

Pharmaceuticals (0.90%)
Pfizer, Inc.	35,350	680,134

TOTAL CONSUMER, NON-CYCLICAL		4,016,705

Energy (5.81%)
Energy Equipment & Services (0.83%)
Superior Energy Services, Inc.(a)	15,149	628,532

Oil & Gas (3.01%)
Carrizo Oil & Gas, Inc.(a)	11,905	457,152
Chevron Corp.	9,025	938,781
Exxon Mobil Corp.	6,203	494,937
Forest Oil Corp.(a)	14,447	375,622

		2,266,492

Oil & Gas Services (1.97%)
Complete Production Services, Inc.(a)	12,195	474,142
Halliburton Co.	10,961	599,895
Oil States International, Inc.(a)	5,058	408,181

		1,482,218

TOTAL ENERGY		4,377,242

Financials (5.09%)
Banks (0.70%)
East West Bancorp, Inc.	28,499	528,942

Diversified Financial Services (0.65%)
American Express Co.	9,710	485,888

	Shares	Value (Note 1)
Insurance (0.82%)
HCC Insurance Holdings, Inc.	20,539	$618,840

Real Estate Investment Trusts (2.16%)
American Campus Communities, Inc.	14,411	536,377
Corporate Office Properties Trust	12,615	391,948
DuPont Fabros Technology, Inc.	14,067	358,568
Weingarten Realty Investors	13,340	343,105

		1,629,998

Savings & Loans (0.76%)
People’s United Financial, Inc.	45,099	571,855

TOTAL FINANCIALS		3,835,523

Industrials (6.11%)
Aerospace & Defense (2.31%)
Esterline Technologies Corp.(a)	9,732	743,233
L-3 Communications Holdings, Inc.	5,051	399,635
United Technologies Corp.	7,219	598,022

		1,740,890

Containers & Packaging (1.11%)
Ball Corp.	21,637	839,516

Electrical Components & Equipment (0.34%)
EnerSys(a)	7,988	255,456

Engineering & Construction (0.51%)
Aecom Technology Corp.(a)	15,511	383,742

Hand & Machine Tools (0.60%)
Snap-On, Inc.	7,939	451,412

Machinery, Construction & Mining (0.57%)
Caterpillar, Inc.	4,326	427,365

Pharmaceuticals (0.67%)
PerkinElmer, Inc.	20,540	502,408

TOTAL INDUSTRIALS		4,600,789

Technology (3.94%)
Computers & Peripherals (2.37%)
Accenture PLC, Class A	8,649	511,502
Apple, Inc.(a)	1,082	422,499
International Business Machines Corp.	4,687	852,331

		1,786,332

	Shares	Value (Note 1)
Semiconductors (0.62%)
KLA-Tencor Corp.	11,681	$465,138

Semiconductors & Semiconductor Equipment (0.60%)
Microchip Technology, Inc.	13,348	450,495

Software (0.35%)
BMC Software, Inc.(a)	6,128	264,852

TOTAL TECHNOLOGY		2,966,817

TOTAL COMMON STOCKS (Cost $23,574,993)		26,904,585

EXCHANGE TRADED FUNDS (61.50%)
Aggressive Growth (7.61%)
Vanguard Dividend Appreciation ETF	61,530	3,325,696
WisdomTree LargeCap Dividend Fund	50,377	2,410,036

		5,735,732

Emerging Markets (14.57%)
iShares MSCI Emerging Markets Index Fund	21,992	1,036,923
PowerShares FTSE RAFI Emerging Markets Portfolio	30,533	772,485
Vanguard MSCI Emerging Markets ETF	189,632	9,170,603

		10,980,011

Equity (13.36%)
Global X China Consumer ETF	18,738	345,341
Global X FTSE ASEAN 40 ETF(a)	30,000	522,000
Health Care Select Sector SPDR Fund(b)	21,275	726,541
iShares Dow Jones U.S. Real Estate Index Fund	7,572	458,333
iShares MSCI ACWI Index Fund	34,939	1,531,377
iShares MSCI Germany Index Fund	58,854	1,513,725
iShares MSCI South Korea Index Fund	12,265	805,565
PowerShares S&P Small-Cap Health Care Portfolio	16,600	531,532
PowerShares S&P Small-Cap Information Technology Portfolio	26,674	764,210
SPDR S&P Oil & Gas Equipment & Services ETF	11,904	506,039
Vanguard Consumer Staples ETF	10,552	831,181

	Shares	Value (Note 1)
Equity (continued)
Vanguard FTSE All World ex-US Small-Cap ETF	15,124	$1,531,759

		10,067,603

Financial Services (0.70%)
Financial Select Sector SPDR Fund(b)	35,706	528,449

Growth (3.96%)
Wilshire Micro-Cap ETF	162,293	2,981,323

Growth Large-Cap (0.93%)
SPDR S&P 500 ETF Trust	5,411	698,290

Growth Mid-Cap (1.35%)
SPDR S&P Mid-Cap 400 ETF Trust	5,965	1,020,671

Growth Small-Cap (0.76%)
Vanguard Small-Cap ETF	7,578	570,017

International Equity (14.64%)
iShares MSCI Canada Index Fund	71,934	2,225,638
PowerShares FTSE RAFI Developed Markets ex-US Portfolio	21,994	867,883
Vanguard MSCI EAFE ETF	213,464	7,934,457

		11,027,978

Micro-Cap (1.00%)
First Trust Dow Jones Select Micro-Cap Index Fund	34,062	751,748

Small-Cap (1.71%)
PowerShares Dynamic Leisure & Entertainment Portfolio	30,636	588,824
SPDR S&P Emerging Small-Cap ETF	12,997	704,177

		1,293,001

Value (0.91%)
PowerShares Dividend Achievers Portfolio	47,220	687,051

TOTAL EXCHANGE TRADED FUNDS (Cost $42,624,059)		46,341,874

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (2.31%)
Money Market Fund (2.31%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	1,738,630	$1,738,630

TOTAL SHORT TERM INVESTMENTS (Cost $1,738,630)			1,738,630

TOTAL INVESTMENTS (99.52%) (Cost $67,937,682)			$74,985,089

Other Assets In Excess Of Liabilities (0.48%)			362,646

NET ASSETS (100.00%)			$75,347,735

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 to Quarterly Statement of Investments.

Common Abbreviations:

ACWI - All Country World Index

ASEAN - Associated of Southeast Asian Nations

EAFE - Europe, Australia, and Far East

ETF - Exchange Traded Fund

FTSE - Financial Times and the London Stock Exchange

MSCI - Morgan Stanley Capital International

RAFI - Research Affiliates Fundamental Index

PLC - Public Limited Company

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Long-Term Growth & Income Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (28.64%)
Basic Materials (1.17%)
Forest Products & Paper (1.17%)
MeadWestvaco Corp.	8,291	$258,182

TOTAL BASIC MATERIALS		258,182

Communications (6.14%)
Advertising (1.22%)
Omnicom Group, Inc.	5,733	268,992

Media (1.13%)
Time Warner Cable, Inc.	3,407	249,767

Telecommunications (3.79%)
BCE, Inc.	7,337	280,053
QUALCOMM, Inc.	6,662	364,945
Verizon Communications, Inc.	5,487	193,636

		838,634

TOTAL COMMUNICATIONS		1,357,393

Consumer, Cyclical (4.79%)
Retail (4.79%)
Darden Restaurants, Inc.	2,553	129,692
The Gap, Inc.	11,398	219,867
McDonald’s Corp.	4,566	394,868
Tiffany & Co.	3,962	315,336

		1,059,763

TOTAL CONSUMER, CYCLICAL		1,059,763

Consumer, Non-cyclical (4.15%)
Commercial Services (2.51%)
Iron Mountain, Inc.	8,625	272,809
Moody’s Corp.	7,907	281,568

		554,377

Pharmaceuticals (1.64%)
Pfizer, Inc.	18,843	362,539

TOTAL CONSUMER, NON-CYCLICAL		916,916

Energy (5.03%)
Oil & Gas (4.17%)
Chevron Corp.	5,312	552,554
Exxon Mobil Corp.	4,620	368,630

		921,184

Pipelines (0.86%)
ONEOK, Inc.	2,631	191,511

TOTAL ENERGY		1,112,695

	Shares	Value (Note 1)
Financials (1.91%)
Diversified Financial Services (0.78%)
American Express Co.	3,453	$172,788

Savings & Loans (1.13%)
People’s United Financial, Inc.	19,611	248,668

TOTAL FINANCIALS		421,456

Industrials (1.11%)
Machinery, Construction & Mining (1.11%)
Caterpillar, Inc.	2,491	246,086

TOTAL INDUSTRIALS		246,086

Technology (4.34%)
Computers (3.23%)
Accenture PLC, Class A	4,803	284,050
International Business Machines Corp.	2,364	429,893

		713,943

Semiconductors (1.11%)
KLA-Tencor Corp.	6,180	246,087

TOTAL TECHNOLOGY		960,030

TOTAL COMMON STOCKS (Cost $6,051,422)		6,332,521

EXCHANGE TRADED FUNDS (67.09%)
Aggressive Growth (8.40%)
Vanguard Dividend Appreciation ETF	9,576	517,583
WisdomTree LargeCap Dividend Fund	28,025	1,340,716

		1,858,299

Asset Allocation (5.79%)
WisdomTree Dreyfus Chinese Yuan Fund(a)	23,498	599,434
WisdomTree Dreyfus Emerging Currency Fund(a)	29,137	681,223

		1,280,657

Consumer Staples (0.73%)
Vanguard Consumer Staples ETF	2,054	161,794

Debt (2.11%)
iShares iBoxx $ High Yield Corporate Bond Fund	2,279	207,503
PowerShares Senior Loan Portfolio	10,483	258,930

		466,433

	Shares	Value (Note 1)
Emerging Market Equity (12.15%)
Global X China Consumer ETF	5,480	$100,996
Vanguard MSCI Emerging Markets ETF	40,863	1,976,135
WisdomTree Emerging Markets Small-Cap Dividend Fund	11,519	609,931

		2,687,062

Equity (18.02%)
Global X FTSE ASEAN 40 ETF(a)	12,931	224,999
Health Care Select Sector SPDR Fund(b)	12,340	421,411
iShares MSCI ACWI ex US Index Fund	10,018	439,089
iShares MSCI Canada Index Fund	13,759	425,703
iShares MSCI EAFE Index Fund	8,988	527,146
iShares MSCI Germany Index Fund	16,909	434,900
iShares MSCI South Korea Index Fund	3,451	226,662
Vanguard MSCI EAFE ETF	34,552	1,284,298

		3,984,208

Fixed Income / High Yield (2.97%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	10,969	203,256
SPDR Barclays Capital High Yield Bond ETF	11,242	452,490

		655,746

Growth (1.99%)
PowerShares S&P 500 Low Volatility Portfolio	18,057	439,507

Growth Large-Cap (0.65%)
SPDR S&P 500 ETF Trust	1,107	142,858

International Equity (1.56%)
PowerShares FTSE RAFI Developed Markets ex-US Portfolio	8,756	345,512

Micro-Cap (3.97%)
First Trust Dow Jones Select Micro-Cap Index Fund	19,949	440,274
PowerShares Zacks Micro-Cap Portfolio	19,058	215,737
Wilshire Micro-Cap ETF	12,079	221,891

		877,902

	Shares	Value (Note 1)

Mid-Cap (6.05%)
SPDR S&P Mid-Cap 400 ETF Trust	7,813	1,336,883

	Shares	Value (Note 1)
Real Estate Investment Trusts (2.70%)
iShares Dow Jones U.S. Real Estate Index Fund	9,855	$596,523

TOTAL EXCHANGE TRADED FUNDS
(Cost $14,854,202)		14,833,384

EXCHANGE TRADED NOTES (1.52%)
Master Limited Partnerships (MLPs) (1.52%)
JPMorgan Alerian MLP Index ETN	9,175	334,887

TOTAL EXCHANGE TRADED NOTES
(Cost $324,584)		334,887

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (2.71%)
Money Market Fund (2.71%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	598,995	598,995

TOTAL SHORT TERM INVESTMENTS
(Cost $598,995)			598,995

TOTAL INVESTMENTS (99.96%)
(Cost $21,829,203)			$22,099,787

Other Assets In Excess Of Liabilities (0.04%)			8,331

NET ASSETS (100.00%)			$ 22,108,118

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 to Quarterly Statement of Investments.

Common Abbreviations:

ACWI - All Country World Index

ASEAN - Associated of Southeast Asian Nations

EAFE - Europe, Australia, and Far East

ETF - Exchange Traded Fund

ETN - Exchange Traded Note

FTSE - Financial Times and the London Stock Exchange

MLP - Master Limited Partnership

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

RAFI - Research Affiliates Fundamental Index

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (30.07%)
Basic Materials (1.38%)
Chemicals (0.29%)
Sensient Technologies Corp.	1,430	$53,082

Forest Products & Paper (0.64%)
MeadWestvaco Corp.	3,855	120,045

Iron & Steel (0.45%)
Steel Dynamics, Inc.	5,378	84,004

TOTAL BASIC MATERIALS		257,131

Communications (3.44%)
Advertising (0.61%)
Omnicom Group, Inc.	2,439	114,438

Internet (0.51%)
VeriSign, Inc.	3,058	95,440

Media (0.69%)
Time Warner Cable, Inc.	1,747	128,073

Telecommunications (1.63%)
Anixter International, Inc.	1,039	64,854
QUALCOMM, Inc.	2,621	143,578
Verizon Communications, Inc.	2,699	95,248

		303,680

TOTAL COMMUNICATIONS		641,631

Consumer, Cyclical (3.40%)
Entertainment (0.58%)
Penn National Gaming, Inc.(a)	2,568	107,676

Leisure Time (0.21%)
WMS Industries, Inc.(a)	1,432	39,480

Retail (2.05%)
Darden Restaurants, Inc.	1,417	71,984
Dollar Tree, Inc.(a)	1,929	127,758
The Gap, Inc.	3,497	67,457
McDonald’s Corp.	1,332	115,191

		382,390

Toys, Games & Hobbies (0.56%)
Hasbro, Inc.	2,659	105,190

TOTAL CONSUMER, CYCLICAL		634,736

Consumer, Non-cyclical (4.76%)
Commercial Services (1.42%)
Iron Mountain, Inc.	4,624	146,257
Manpower, Inc.	1,070	54,056

	Shares	Value (Note 1)
Commercial Services (continued)
Moody’s Corp.	1,831	$65,202

		265,515

Healthcare Products (2.09%)
CareFusion Corp.(a)	5,707	150,608
Henry Schein, Inc.(a)	1,332	88,525
Hologic, Inc.(a)	3,858	71,643
PSS World Medical, Inc.(a)	3,320	79,447

		390,223

Household Products & Wares (0.32%)
The Scotts Miracle-Gro Co., Class A	1,169	58,988

Pharmaceuticals (0.93%)
Pfizer, Inc.	8,991	172,987

TOTAL CONSUMER, NON-CYCLICAL		887,713

Energy (5.01%)
Oil & Gas (2.94%)
Carrizo Oil & Gas, Inc.(a)	2,155	82,752
Chevron Corp.	2,367	246,215
Exxon Mobil Corp.	1,821	145,298
Forest Oil Corp.(a)	2,848	74,048

		548,313

Oil & Gas Services (2.07%)
Complete Production Services, Inc.(a)	2,245	87,286
Halliburton Co.	2,106	115,261
Oil States International, Inc.(a)	914	73,760
Superior Energy Services, Inc.(a)	2,640	109,533

		385,840

TOTAL ENERGY		934,153

Financials (3.76%)
Banks (0.53%)
East West Bancorp, Inc.	5,297	98,312

Diversified Financial Services (0.57%)
American Express Co.	2,144	107,286

Insurance (0.54%)
HCC Insurance Holdings, Inc.	3,337	100,544

Real Estate Investment Trusts (1.56%)
American Campus Communities, Inc.	2,467	91,822
Corporate Office Properties Trust	2,379	73,915
DuPont Fabros Technology, Inc.	2,590	66,019
Weingarten Realty Investors	2,311	59,439

		291,195

	Shares	Value (Note 1)
Savings & Loans (0.56%)
People’s United Financial, Inc.	8,209	$104,090

TOTAL FINANCIALS		701,427

Industrials (4.72%)
Aerospace & Defense (1.71%)
Esterline Technologies Corp.(a)	1,668	127,385
L-3 Communications Holdings, Inc.	868	68,677
United Technologies Corp.	1,487	123,183

		319,245

Electrical Components & Equipment (0.26%)
EnerSys(a)	1,520	48,610

Electronics (0.50%)
PerkinElmer, Inc.	3,789	92,679

Engineering & Construction (0.37%)
Aecom Technology Corp.(a)	2,830	70,014

Hand & Machine Tools (0.43%)
Snap-On, Inc.	1,420	80,741

Machinery, Construction & Mining (0.62%)
Caterpillar, Inc.	1,165	115,090

Packaging & Containers (0.83%)
Ball Corp.	3,991	154,851

TOTAL INDUSTRIALS		881,230

Technology (3.60%)
Computers (2.23%)
Accenture PLC, Class A	2,241	132,533
Apple, Inc.(a)	322	125,734
International Business Machines Corp.	869	158,028

		416,295

Semiconductors (1.10%)
KLA-Tencor Corp.	3,070	122,247
Microchip Technology, Inc.	2,486	83,903

		206,150

Software (0.27%)
BMC Software, Inc.(a)	1,166	50,395

TOTAL TECHNOLOGY		672,840

TOTAL COMMON STOCKS (Cost $5,572,598)		5,610,861

	Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (66.30%)
Aggressive Growth (5.69%)
Vanguard Dividend Appreciation ETF	8,391	$453,534
WisdomTree LargeCap Dividend Fund	12,700	607,568

		1,061,102

Asset Allocation (6.02%)
WisdomTree Dreyfus Chinese Yuan Fund(a)	21,633	551,858
WisdomTree Dreyfus Emerging Currency Fund(a)	24,434	571,267

		1,123,125

Consumer Discretionary (0.67%)
Powershares Dynamic Leisure & Entertainment Portfolio	6,503	124,988

Debt (2.87%)
iShares iBoxx $ High Yield Corporate Bond Fund	2,819	256,670
PowerShares Senior Loan Portfolio	11,273	278,443

		535,113

Emerging Market Equity (11.38%)
Global X China Consumer ETF	4,685	86,345
iShares MSCI Emerging Markets Index Fund	5,191	244,756
Vanguard MSCI Emerging Markets ETF	37,054	1,791,931

		2,123,032

Energy (0.70%)
SPDR S&P Oil & Gas Equipment & Services ETF	3,093	131,483

Equity (11.35%)
Global X FTSE ASEAN 40 ETF(a)	11,155	194,097
Health Care Select Sector SPDR Fund(b)	5,420	185,093
iShares MSCI ACWI ex US Index Fund	8,578	375,974
iShares MSCI Germany Index Fund	14,176	364,607
iShares MSCI South Korea Index Fund	2,958	194,281
PowerShares S&P Small-Cap Health Care Portfolio	3,096	99,134
PowerShares S&P Small-Cap Information Technology Portfolio	4,901	140,414
Vanguard Consumer Staples ETF	2,372	186,842

	Shares	Value (Note 1)
Equity (continued)
Vanguard FTSE All World ex-US Small-Cap ETF	3,726	$377,369

		2,117,811

Financial Services (0.72%)
Financial Select Sector SPDR Fund(b)	9,144	135,331

Fixed Income / High Yield (4.04%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	24,304	450,353
SPDR Barclays Capital High Yield Bond ETF	7,518	302,600

		752,953

Growth (1.99%)
PowerShares S&P 500 Low Volatility Portfolio	15,285	372,037

Growth Large-Cap (0.94%)
SPDR S&P 500 ETF Trust	1,360	175,508

Growth Mid-Cap (1.37%)
SPDR S&P Mid-Cap 400 ETF Trust	1,490	254,954

Growth Small-Cap (1.01%)
Vanguard Small-Cap ETF	2,497	187,824

International Equity (9.97%)
iShares MSCI Canada Index Fund	15,007	464,317
PowerShares FTSE RAFI Developed Markets ex-US Portfolio	9,994	394,363
Vanguard MSCI EAFE ETF	26,971	1,002,512

		1,861,192

Large-Cap (3.04%)
PowerShares Dividend Achievers Portfolio	38,975	567,086

Micro-Cap (3.90%)
First Trust Dow Jones Select Micro-Cap Index Fund	16,724	369,098
Wilshire Micro-Cap ETF	19,494	358,105

		727,203

Real Estate Investment Trusts (0.64%)
iShares Dow Jones U.S. Real Estate Index Fund	1,984	120,091

TOTAL EXCHANGE TRADED FUNDS (Cost $12,409,132)		12,370,833

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (4.00%)
Money Market Fund (4.00%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	745,574	$745,574

TOTAL SHORT TERM INVESTMENTS (Cost $745,574)			745,574

TOTAL INVESTMENTS (100.37%) (Cost $18,727,304)			$18,727,268

Liabilities In Excess Of Other Assets (-0.37%)			(69,617)

NET ASSETS (100.00%)			$18,657,651

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 to Quarterly Statement of Investments.

Common Abbreviations:

ASEAN - Associated of Southeast Asian Nations

ACWI - All Country World Index

EAFE - Europe, Australia, and Far East

ETF - Exchange Traded Fund

FTSE - Financial Times and the London Stock Exchange

MSCI - Morgan Stanley Capital International

PLC - Public Limited Company

RAFI - Research Affiliates Fundamental Index

S&P - Standard and Poor’s

SPDR - Standard and Poor’s Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

RiverFront Moderate Growth & Income Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (26.05%)
Basic Materials (0.98%)
Forest Products & Paper (0.98%)
MeadWestvaco Corp.	16,235	$505,558

TOTAL BASIC MATERIALS		505,558

Communications (5.73%)
Advertising (1.21%)
Omnicom Group, Inc.	13,334	625,631

Media (0.97%)
Time Warner Cable, Inc.	6,833	500,927

Telecommunications (3.55%)
BCE, Inc.	16,603	633,737
QUALCOMM, Inc.	13,521	740,680
Verizon Communications, Inc.	13,185	465,299

		1,839,716

TOTAL COMMUNICATIONS		2,966,274

Consumer, Cyclical (4.15%)
Retail (4.15%)
Darden Restaurants, Inc.	5,308	269,646
The Gap, Inc.	22,315	430,456
McDonald’s Corp.	9,453	817,496
Tiffany & Co.	7,930	631,149

		2,148,747

TOTAL CONSUMER, CYCLICAL		2,148,747

Consumer, Non-cyclical (3.63%)
Commercial Services (2.23%)
Iron Mountain, Inc.	19,036	602,109
Moody’s Corp.	15,575	554,626

		1,156,735

Pharmaceuticals (1.40%)
Pfizer, Inc.	37,655	724,482

TOTAL CONSUMER, NON-CYCLICAL		1,881,217

Energy (4.91%)
Oil & Gas (3.97%)
Chevron Corp.	12,578	1,308,363
Exxon Mobil Corp.	9,330	744,441

		2,052,804

Pipelines (0.94%)
ONEOK, Inc.	6,692	487,111

TOTAL ENERGY		2,539,915

	Shares	Value (Note 1)
Financials (1.66%)
Diversified Financial Services (0.73%)
American Express Co.	7,516	$376,101

Savings & Loans (0.93%)
People’s United Financial, Inc.	37,997	481,802

TOTAL FINANCIALS		857,903

Industrials (0.96%)
Machinery, Construction & Mining (0.96%)
Caterpillar, Inc.	5,032	497,111

TOTAL INDUSTRIALS		497,111

Technology (4.03%)
Computers (3.11%)
Accenture PLC, Class A	9,625	569,222
International Business Machines Corp.	5,723	1,040,728

		1,609,950

Semiconductors (0.92%)
KLA-Tencor Corp.	12,009	478,198

TOTAL TECHNOLOGY		2,088,148

TOTAL COMMON STOCKS (Cost $12,676,587)		13,484,873

EXCHANGE TRADED FUNDS (68.06%)
Aggressive Growth (5.54%)
Vanguard Dividend Appreciation ETF	9,159	495,044
WisdomTree LargeCap Dividend Fund	49,620	2,373,821

		2,868,865

Asset Allocation (9.42%)
WisdomTree Dreyfus Chinese Yuan Fund(a)	99,340	2,534,163
WisdomTree Dreyfus Emerging Currency Fund(a)	100,095	2,340,221

		4,874,384

Commodity (1.12%)
SPDR Gold Shares(a)	3,660	579,781

Consumer Staples (0.66%)
Vanguard Consumer Staples ETF	4,331	341,153

Debt (2.40%)
iShares iBoxx $ High Yield Corporate Bond Fund	5,429	494,310

	Shares	Value (Note 1)
Debt (continued)
PowerShares Senior Loan Portfolio	30,240	$746,928

		1,241,238

Emerging Market Equity (7.02%)
Global X China Consumer ETF	13,253	244,253
Vanguard MSCI Emerging Markets ETF	59,920	2,897,731
WisdomTree Emerging Markets Small-Cap Dividend Fund	9,263	490,476

		3,632,460

Equity (10.25%)
Health Care Select Sector SPDR Fund(b)	24,375	832,406
iShares Dow Jones U.S. Real Estate Index Fund	19,594	1,186,025
iShares MSCI ACWI ex US Index Fund	23,530	1,031,320
iShares MSCI EAFE Index Fund	21,010	1,232,236
iShares MSCI Germany Index Fund	19,598	504,061
iShares MSCI South Korea Index Fund	7,915	519,857

		5,305,905

Fixed Income / Corporate Bonds (13.93%)
Vanguard Short-Term Corporate Bond ETF	91,510	7,207,328

Fixed Income / High Yield (9.26%)
PowerShares Fundamental High Yield Corporate Bond Portfolio	125,792	2,330,926
SPDR Barclays Capital High Yield Bond ETF	61,097	2,459,154

		4,790,080

Growth (2.65%)
PowerShares S&P 500 Low Volatility Portfolio	56,437	1,373,677

International Equity (5.81%)
iShares MSCI Canada Index Fund	32,666	1,010,686
PowerShares FTSE RAFI Developed Markets ex-US Portfolio	12,703	501,260
Vanguard FTSE All World ex-US Small-Cap ETF	9,861	998,722

	Shares	Value (Note 1)
International Equity (continued)
Vanguard MSCI EAFE ETF	13,423	$498,933

		3,009,601

TOTAL EXCHANGE TRADED FUNDS
(Cost $35,088,420)		35,224,472

EXCHANGE TRADED NOTES (2.42%)
Master Limited Partnerships (MLPs) (2.42%)
JPMorgan Alerian MLP Index ETN	34,291	1,251,621

TOTAL EXCHANGE TRADED NOTES
(Cost $1,238,900)		1,251,621

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (4.30%)
Money Market Fund (4.30%)
Dreyfus Cash Management Fund, Institutional Class	0.029%	2,225,719	2,225,719

TOTAL SHORT TERM INVESTMENTS
(Cost $2,225,719)			2,225,719

TOTAL INVESTMENTS (100.83%)
(Cost $51,229,626)			$52,186,685

Liabilities In Excess Of Other Assets (-0.83%)			(431,389)

NET ASSETS (100.00%)			$51,755,296

(a)	Non-Income Producing Security.
(b)	Affiliated Company. See Note 4 to Quarterly Statement of Investments.

Common Abbreviations:
ACWI - All Country World Index
ASEAN - Associated of Southeast Asian Nations
EAFE - Europe, Australia, and Far East
ETF - Exchange Traded Fund
FTSE - Financial Times and the London Stock Exchange
MSCI - Morgan Stanley Capital International
PLC - Public Limited Company
RAFI - Research Affiliates Fundamental Index
S&P - Standard and Poor’s
SPDR - Standard and Poor’s Depositary Receipt

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments (Unaudited)
July 31, 2011

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993 and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). ALPS | Kotak India Growth Fund, ALPS | Red Rocks Listed Private Equity Fund, ALPS | WMC Value Intersection Fund (formerly Activa Value Fund), Clough China Fund, Jefferies Asset Management Commodity Strategy Allocation Fund, RiverFront Long-Term Growth Fund, RiverFront Long-Term Growth & Income Fund, RiverFront Moderate Growth Fund, and RiverFront Moderate Growth & Income Fund (each, a “Fund” and collectively, the “Funds”) are nine of eleven separate funds offered to the public under the Trust as of July 31, 2011.

Basis of Consolidation for the Kotak Fund

The Kotak Fund invests in the equity securities of Indian companies by investing in shares of a wholly owned, collective investment vehicle. The Kotak Mauritius Portfolio (the “Portfolio”) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Kotak Fund’s purchase of securities of a wide selection of Indian companies, consistent with the Kotak Fund’s investment strategies. The Portfolio is a private company limited by shares incorporated under the Mauritius Companies Act 2001. As a wholly owned subsidiary of the Kotak Fund, all assets and liabilities, income and expenses of the Portfolio are consolidated in the financial statements and financial highlights of the Kotak Fund. All investments held by the Portfolio are disclosed in the accounts of the Kotak Fund.

The Portfolio prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Kotak Fund, which require, among other things, that each of the Portfolio’s investments be marked-to-market (that is, the value on the Portfolio’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Portfolio fluctuates with the value of the Portfolio’s portfolio investments.

Basis of Consolidation for the Jefferies Asset Management Commodity Strategy Allocation Fund

Jefferies Asset Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain commodity-related investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the Fund will remain the sole shareholder and will continue to control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the Jefferies Asset Management Commodity Strategy Allocation Fund, all assets and liabilities, income and expenses of the Subsidiary are consolidated in the financial statements and financial highlights of the Fund. All investments held by the Subsidiary are disclosed in the accounts of the Jefferies Asset Management Commodity Strategy Allocation Fund.

The Subsidiary prices its portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Fund, which require, among other things, that each of the Subsidiary’s portfolio investments be marked-to-market (that is, the value on the Subsidiary’s books changes) each business day to reflect changes in the market value of each investment. The value of shares of the Subsidiary fluctuates with the value of the Subsidiary’s portfolio investments.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of Statement of Investments in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2011.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. A Fund’s net asset value (“NAV”) is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board of Trustees (the “Board”) using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and swap contracts for which market quotations are readily available are valued based on quotes received from independent pricing services or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

Investment securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board of Trustees. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The Funds may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which a Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the foreign exchange on which they are traded, but before a Fund prices its shares.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Treasury Inflation Protected-Securities: The Funds may invest in treasury inflation protected securities (“TIPS”), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/ deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each inputs used to value the Fund’ as of July 31, 2011:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

ALPS | Kotak India Growth Fund (a)
Common Stocks - Consumer, Non-Cyclical	$36,385	$590,343	$-	$626,728
Common Stocks - Energy	63,394	208,248	-	271,642
Common Stocks - Financials	38,523	881,801	-	920,324
Common Stocks - Industrials	120,933	261,847	-	382,780
Other Common Stocks (b)	-	1,205,325	-	1,205,325
Short Term Investments	12,299	-	-	12,299
TOTAL	$271,534	$3,147,564	$-	$3,419,098

ALPS | Red Rocks Listed Private Equity Fund
Common Stocks (b)	$187,230,385	$-	$-	$187,230,385
Short Term Investments	1,127,861	-	-	1,127,861
TOTAL	$188,358,246	$-	$-	$188,358,246

ALPS | WMC Value Intersection Fund
Common Stocks (b)	$71,047,751	$-	$-	$71,047,751
Exchange Traded Funds	863,952	-	-	863,952
Short Term Investments	293,544	-	-	293,544
TOTAL	$72,205,247	$-	$-	$72,205,247

Clough China Fund
Common Stocks - Consumer Discretionary	$4,244,486	$17,850,378	$-	$22,094,864
Other Common Stocks (b)	-	63,798,514	-	63,798,514
Short Term Investments	3,693,427	-	-	3,693,427
TOTAL	$7,937,913	$81,648,892	$-	$89,586,805

Jefferies Asset Management Commodity Strategy Allocation Fund
Common Stocks (b)	$44,040,984	$-	$-	$44,040,984
Exchange Traded Funds	7,314,489	-	-	7,314,489
Warrant	49	-	-	49
Government Bonds	-	82,379,606	-	82,379,606
Short Term Investments	2,619,473	-	-	2,619,473
TOTAL	$53,974,995	$82,379,606	$-	$136,354,601

Other Financial Instruments
Assets:
Futures Contracts	$124,082	$-	$-	$124,082
Total Return Swap Contracts	-	1,601,683	-	1,601,683
Liabilities:
Futures Contracts	(375,828)	-	-	(375,828)
Total Return Swap Contracts	-	(463,138)	-	(463,138)
TOTAL	$(251,746)	$1,138,545	$-	$886,799

RiverFront Long-Term Growth Fund
Common Stocks (b)	$26,904,585	$-	-	$26,904,585
Exchange Traded Funds	46,341,874	-	-	46,341,874
Short Term Investments	1,738,630	-	-	1,738,630
TOTAL	$74,985,089	$-	-	$74,985,089

RiverFront Long-Term Growth & Income Fund
Common Stocks (b)	$6,332,521	$-	-	$6,332,521
Exchange Traded Funds	14,833,384	-	-	14,833,384
Exchange Traded Notes	334,887	-	-	334,887
Short Term Investments	598,995	-	-	598,995
TOTAL	$22,099,787	$-	-	$22,099,787

RiverFront Moderate Growth Fund
Common Stocks (b)	$5,610,861	$-	-	$5,610,861
Exchange Traded Funds	12,370,833	-	-	12,370,833
Short Term Investments	745,574	-	-	745,574
TOTAL	$18,727,268	$-	-	$18,727,268

RiverFront Moderate Growth & Income
Common Stocks (b)	$13,484,873	$-	-	$13,484,873
Exchange Traded Funds	35,224,472	-	-	35,224,472
Exchange Traded Notes	1,251,621	-	-	1,251,621
Short Term Investments	2,225,719	-	-	2,225,719
TOTAL	$52,186,685	$-	-	$52,186,685

(a) Consolidated Fair Value measurements for ALPS | Kotak India Growth Fund is consolidated and includes the balances of Kotak Mauritius Portfolio (wholly-owned subsidiary). Accordingly, all interfund balances have been eliminated.

(b) For detailed descriptions of country, sector and industry, see the accompanying Statement of Investments.

For the three months ended July 31, 2011, the Funds did not have any significant transfers between Level 1 and Level 2 securities. As such, international securities can transfer between Level 1 and Level 2 based on triggers being met without disclosure detailing the transfers into and out of Level 1 and Level 2.

Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Risk Factors: In pursuit of its investment objectives, the Fund’s may seek to use derivatives to increase or decrease its exposure to the following risk factors:

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to it net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Swap Contracts: The Jefferies Asset Management Commodity Strategy Allocation Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the Jefferies Asset Management Commodity Strategy Allocation Fund primarily enters into swap transactions for the purpose of increasing total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Jefferies Asset Management Commodity Strategy Allocation Fund and/or the termination value at the end of the contract.

Therefore, the Jefferies Asset Management Commodity Strategy Allocation Fund considers the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Jefferies Asset Management Commodity Strategy Allocation Fund may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Jefferies Asset Management Commodity Strategy Allocation Fund must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Jefferies Asset Management Commodity Strategy Allocation Fund are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations.

The Jefferies Asset Management Commodity Strategy Allocation Fund invests in total return swaps. A total return swap is an agreement that gives a fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a fund may also be required to pay the dollar value of that decline to the counterparty. Swap agreements held at July 31, 2011 are disclosed in the Statement of Investments.

The number of swap contracts held at July 31, 2011 is representative of swap contract activity during the three months ended July 31, 2011.

Forward Foreign Currency Transactions: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Fund’s financial statements. Each Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. None of the Funds had open forward foreign currency contracts at July 31, 2011.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of July 31, 2011, Jefferies Asset Management Commodity Strategy Allocation Fund had futures contracts outstanding with a net unrealized loss of $251,746. The other Funds held no futures contracts at July 31, 2011. The number of futures contracts held at July 31, 2011 is representative of futures contracts activity during the three months ended July 31, 2011.

3. Unrealized Appreciation and Depreciation on Investments: As of July 31, 2011, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
ALPS | Kotak India Growth Fund	$47,210	$(3,507)	$43,703	$3,375,395
ALPS | Red Rocks Listed Private Equity Fund	25,773,770	(5,983,124)	19,790,646	168,567,600
ALPS | WMC Value Intersection Fund	12,062,650	(2,885,733)	9,176,917	63,028,330
Clough China Fund	13,222,918	(1,732,805)	11,490,113	78,096,692
Jefferies Asset Management Commodity Strategy Allocation Fund	3,464,619	(1,676,553)	1,788,066	134,566,535
RiverFront Long-Term Growth Fund	8,331,119	(1,372,923)	6,958,196	68,026,893
RiverFront Long-Term Growth & Income Fund	684,563	(423,241)	261,322	21,838,465
RiverFront Moderate Growth Fund	443,940	(450,624)	(6,684)	18,733,952
RiverFront Moderate Growth & Income Fund	1,522,670	(658,307)	864,363	51,322,322

4. TRANSACTIONS WITH AFFILIATES

For the three months ended July 31, 2011, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

RiverFront Long-Term Growth Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance July 31, 2011	Dividend Income	Realized Gain	Market Value July 31, 2011
Financial Select Sector SPDR Fund	38,418	911	3,623	35,706	$1,840	$(1,447)	$528,449
Health Care Select Sector SPDR ETF Fund	–	23,262	1,987	21,275	3,541	(134)	726,541
					$5,381	$(1,581)	$1,254,990

RiverFront Long-Term Growth & Income Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance July 31, 2011	Dividend Income	Realized Gain	Market Value July 31, 2011
Health Care Select Sector SPDR ETF Fund	-	12,340	-	12,340	$1,932	$ -	$421,411
					$1,932	$ -	$421,411

RiverFront Moderate Growth Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance July 31, 2011	Dividend Income	Realized Gain	Market Value July 31, 2011
Financial Select Sector SPDR Fund	7,128	2,016	–	9,144	$438	$ –	$135,331
Health Care Select Sector SPDR ETF Fund	–	5,420	–	5,420	831		185,093
					$1,269	$ –	$320,424

RiverFront Moderate Growth & Income Fund

Security Name	Share Balance May 1, 2011	Purchases	Sales	Share Balance July 31, 2011	Dividend Income	Realized Gain	Market Value July 31, 2011
Health Care Select Sector SPDR ETF Fund	-	24,375	-	24,375	$3,865	$ –	$832,406
					$3,865	$ –	$832,406

The above securities are deemed affiliated investment companies because the Fund’s Distributor is also the distributor of the Select Sector SPDR exchange traded funds (the “Underlying Sector ETFs”). As required by exemptive relief obtained by the Underlying Sector ETFs, the Adviser will reimburse the Fund an amount equal to the distribution fee received by ADI from the Underlying Sector ETFs attributable to the Fund’s investment in the Underlying Sector ETFs, for so long as ADI acts as the distributor to the Fund and the Underlying Sector ETFs.

Vulcan Value Partners Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (100.09%)
Communications (35.59%)
Internet (7.36%)
Google, Inc., Class A(a)	6,056	$3,655,946

Media (23.75%)
Comcast Corp., Class A	98,829	2,306,669
DIRECTV, Class A(a)	60,661	3,074,300
Discovery Communications, Inc., Class C(a)	39,772	1,432,985
Time Warner Cable, Inc.	16,327	1,196,932
Time Warner, Inc.	42,947	1,510,017
The Walt Disney Co.	58,762	2,269,388

		11,790,291

Telecommunications (4.48%)
Cisco Systems, Inc.	139,175	2,222,625

TOTAL COMMUNICATIONS		17,668,862

Consumer, Cyclical (3.06%)
Home Furnishings (3.06%)
Whirlpool Corp.	21,964	1,520,568

TOTAL CONSUMER, CYCLICAL		1,520,568

Consumer, Non-cyclical (25.85%)
Beverages (6.69%)
The Coca-Cola Co.	30,930	2,103,549
Diageo PLC, Sponsored ADR	14,996	1,218,275

		3,321,824

Commercial Services (6.21%)
Mastercard, Inc., Class A	10,167	3,083,143

Cosmetics & Personal Care (2.86%)
The Procter & Gamble Co.	23,096	1,420,173

Healthcare-Products (4.25%)
C.R. Bard, Inc.	9,318	919,500
Medtronic, Inc.	32,986	1,189,146

		2,108,646

Pharmaceuticals (5.84%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	62,174	2,899,795

TOTAL CONSUMER, NON-CYCLICAL		12,833,581

Financials (13.22%)
Diversified Financial Services (4.48%)
The NASDAQ OMX Group, Inc.(a)	92,402	2,224,116

	Shares	Value (Note 1)
Insurance (8.74%)
Chubb Corp.	35,163	$2,196,984
Everest Re Group, Ltd.	26,079	2,141,608

		4,338,592

TOTAL FINANCIALS		6,562,708

Industrials (2.86%)
Miscellaneous Manufacturers (2.86%)
Dover Corp.	23,434	1,417,054

TOTAL INDUSTRIALS		1,417,054

Technology (19.51%)
Computers (9.37%)
Apple, Inc.(a)	4,406	1,720,455
Hewlett-Packard Co.	83,279	2,928,090

		4,648,545

Semiconductors (3.25%)
Texas Instruments, Inc.	54,282	1,614,889

Software (6.89%)
Microsoft Corp.	124,765	3,418,561

TOTAL TECHNOLOGY		9,681,995

TOTAL COMMON STOCKS (Cost $47,586,054)		49,684,768

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (1.67%)
Money Market Fund (1.67%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	828,916	828,916

TOTAL SHORT TERM INVESTMENTS (Cost $828,916)			828,916

TOTAL INVESTMENTS (101.76%) (Cost $48,414,970)			$50,513,684

Liabilities In Excess Of Other Assets (-1.76%)			(874,544)

NET ASSETS (100.00%)			$49,639,140

(a) Non-Income Producing Security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

Holdings are subject to change.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Vulcan Value Partners Small Cap Fund
STATEMENT OF INVESTMENTS
July 31, 2011 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCKS (96.38%)
Basic Materials (2.87%)
Chemicals (2.87%)
KMG Chemicals, Inc.	57,665	$966,465

TOTAL BASIC MATERIALS		966,465

Communications (1.36%)
Media (1.36%)
Discovery Communications, Inc., Class A(a)	11,476	456,745

TOTAL COMMUNICATIONS		456,745

Consumer, Cyclical (19.32%)
Entertainment (3.16%)
Speedway Motorsports, Inc.	78,148	1,062,813

Leisure Time (4.18%)
Interval Leisure Group, Inc.(a)	109,649	1,408,990

Retail (11.98%)
Jos A Bank Clothiers, Inc.(a)	22,944	1,177,256
Nathan’s Famous, Inc.(a)	79,981	1,520,439
Sonic Corp.(a)	124,746	1,334,782

		4,032,477

TOTAL CONSUMER, CYCLICAL		6,504,280

Consumer, Non-cyclical (20.70%)
Commercial Services (17.39%)
CoreLogic, Inc.(a)	88,655	1,398,976
Heartland Payment Systems, Inc.	75,880	1,596,515
Lender Processing Services, Inc.	64,234	1,209,526
Towers Watson & Co., Class A	26,965	1,648,910

		5,853,927

Household Products/Wares (3.31%)
Jarden Corp.	36,020	1,116,260

TOTAL CONSUMER, NON-CYCLICAL		6,970,187

Energy (3.40%)
Oil & Gas Services (3.40%)
Bolt Technology Corp.(a)	90,585	1,144,089

TOTAL ENERGY		1,144,089

	Shares	Value (Note 1)
Financials (29.53%)
Diversified Financial Services (12.69%)
Investment Technology Group, Inc.(a)	108,833	$1,324,498
Janus Capital Group, Inc.	162,218	1,369,120
The NASDAQ OMX Group, Inc.(a)	65,633	1,579,786

		4,273,404

Insurance (16.84%)
Endurance Specialty Holdings, Ltd.	39,118	1,593,668
Everest Re Group, Ltd.	23,332	1,916,024
Markel Corp.(a)	1,575	630,661
ProAssurance Corp.(a)	21,953	1,529,026

		5,669,379

TOTAL FINANCIALS		9,942,783

Industrials (10.44%)
Electronics (4.37%)
Ituran Location and Control, Ltd.	108,271	1,471,403

Hand & Machine Tools (1.94%)
Lincoln Electric Holdings, Inc.	19,106	653,807

Miscellaneous Manufacturers (4.13%)
Donaldson Co., Inc.	25,068	1,388,266

TOTAL INDUSTRIALS		3,513,476

Technology (8.76%)
Software (8.76%)
Dun & Bradstreet Corp.	19,597	1,421,763
Fair Isaac Corp.	51,279	1,525,550

		2,947,313

TOTAL TECHNOLOGY		2,947,313

TOTAL COMMON STOCKS (Cost $32,469,549)		32,445,338

	7-Day Yield	Shares	Value (Note 1)
SHORT TERM INVESTMENTS (3.73%)
Money Market Fund (3.73%)
Dreyfus Treasury Prime Cash Management Fund, Institutional Shares	0.010%	1,256,861	$1,256,861

TOTAL SHORT TERM INVESTMENTS (Cost $1,256,861)	1,256,861

TOTAL INVESTMENTS (100.11%) (Cost $33,726,410)	$33,702,199

Liabilities In Excess Of Other Assets (-0.11%)	(35,888)

NET ASSETS (100.00%)	$33,666,311

(a)	Non-Income Producing Security.

Common Abbreviations:

Ltd. - Limited.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Fund has invested.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statement of Investments (Unaudited)
July 31, 2011

1. SIGNIFICANT ACCOUNTING POLICIES

Financial Investors Trust (the “Trust”) was organized as a Delaware statutory trust on November 30, 1993, and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund (the “Funds”) are two of eleven separate series offered to the public under the Trust as of July 31, 2011.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of Statement of Investments in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts in the Statement of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Portfolio of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on July 31, 2011.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value each Fund’s securities for the purposes of determining each Fund’s net asset value (“NAV”). The valuation of the securities of the Funds is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Funds to ALPS Fund Services, Inc., the Administrator.

Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day (Monday through Friday). Neither Fund values its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

Each Fund’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE (normally at 4:00 p.m. Eastern time). For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. Investments in other funds are calculated to their respective net asset values as determined by those funds in accordance with the 1940 Act.

When such prices or quotations are not available, or when Vulcan Value Partners, LLC (“Vulcan” or “Adviser”) believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Funds may invest in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Funds may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Funds may also use fair value procedures if the Adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which each Fund’s NAV is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before each Fund prices its shares.

The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before each Fund values its securities. In addition, the Funds may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Funds’ use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which each Fund determines its net asset value, and the difference between fair value and the price of the securities may be material.

Investment Transactions: Investment and shareholder transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Funds use for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Funds.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values may also occur with the use of foreign exchange rates obtained at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange.

Forward Foreign Currency Transactions: The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in each Fund’s financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Funds did not have forward foreign currency contracts at July 31, 2011.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2011.

Vulcan Value Partners Fund:

Assets:

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks (a)	$49,684,768	$–	$–	$49,684,768
Short Term Investment	828,916	–	–	828,916

TOTAL	$50,513,684	$–	$–	$50,513,684

Vulcan Value Partners Small Cap Fund:

Assets:

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks (a)	$32,445,338	$–	$–	$32,445,338
Short Term Investment	1,256,861	–	–	1,256,861

TOTAL	$33,702,199	$–	$–	$33,702,199

(a) For detailed Industry descriptions, see the accompanying Statement of Investments.

For the three months ended July 31, 2011 the Funds did not have any significant transfers between Level 1 and Level 2 securities. For the period ended July 31, 2011, the Funds did not have any securities which used significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

As of July 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Vulcan Value Partners Fund	Vulcan ValuePartners Small Cap Fund
Gross appreciation (excess of value over tax cost)	$4,049,640	$3,129,707
Gross depreciation (excess of tax cost over value)	(2,001,267)	(3,237,590)
Net unrealized appreciation	2,048,267	(107,883)

Cost of investments for income tax purposes	$48,465,417	$33,810,082

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (Principal Executive Officer)

Date:	September 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (Principal Financial Officer)

Date:	September 28, 2011